Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Apr. 01, 2017
Goodwill [Roll Forward]
Goodwill, at beginning of period	¥ 889,524	¥ 1,118,889
Accumulated impairment losses, at beginning of period	(592,752)	(723,492)
Goodwill, net at beginning of period	296,772	303,611
Goodwill acquired during the fiscal year	172,965
Impairment loss	0	(33,553)	¥ 0
Foreign currency translation adjustments and other	20,607	26,714
Goodwill, at end of period	1,083,096	889,524	1,118,889
Accumulated impairment losses, at end of period	(592,752)	(592,752)	(723,492)
Goodwill, net at end of period	490,344	296,772	303,611
Goodwill, fully impaired				¥ 1,900,019
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Goodwill [Roll Forward]
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank			(91,786)
Operating Segments | Customer business | Digital Service Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	0	0
Accumulated impairment losses, at beginning of period	0	0
Goodwill, net at beginning of period	0	0
Goodwill acquired during the fiscal year	15,884
Impairment loss		0
Foreign currency translation adjustments and other	0	0
Goodwill, at end of period	15,884	0	0
Accumulated impairment losses, at end of period	0	0	0
Goodwill, net at end of period	15,884	0	0
Operating Segments | Customer business | Digital Service Business Group | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Goodwill [Roll Forward]
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank			0
Operating Segments | Customer business | Global Corporate & Investment Banking Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	152,236	144,793
Accumulated impairment losses, at beginning of period	(63,568)	(63,393)
Goodwill, net at beginning of period	88,668	78,985
Goodwill acquired during the fiscal year	0
Impairment loss		0
Foreign currency translation adjustments and other	6,995	9,683
Goodwill, at end of period	159,231	152,236	144,793
Accumulated impairment losses, at end of period	(63,568)	(63,568)	(63,393)
Goodwill, net at end of period	95,663	88,668	78,985
Operating Segments | Customer business | Global Corporate & Investment Banking Business Group | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Goodwill [Roll Forward]
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank			(2,415)
Operating Segments | Customer business | Global Commercial Banking Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	481,263	736,002
Accumulated impairment losses, at beginning of period	(481,263)	(645,731)
Goodwill, net at beginning of period	0	900
Goodwill acquired during the fiscal year	94,018
Impairment loss		0
Foreign currency translation adjustments and other	(556)	(900)
Goodwill, at end of period	574,725	481,263	736,002
Accumulated impairment losses, at end of period	(481,263)	(481,263)	(645,731)
Goodwill, net at end of period	93,462	0	900
Operating Segments | Customer business | Global Commercial Banking Business Group | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Goodwill [Roll Forward]
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank			(89,371)
Operating Segments | Customer business | Asset Management & Investor Services Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	253,725	235,794
Accumulated impairment losses, at beginning of period	(47,921)	(14,368)
Goodwill, net at beginning of period	205,804	221,426
Goodwill acquired during the fiscal year	63,063
Impairment loss		(33,553)
Foreign currency translation adjustments and other	14,168	17,931
Goodwill, at end of period	330,956	253,725	235,794
Accumulated impairment losses, at end of period	(47,921)	(47,921)	(14,368)
Goodwill, net at end of period	283,035	205,804	221,426
Operating Segments | Customer business | Asset Management & Investor Services Business Group | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Goodwill [Roll Forward]
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank			0
Operating Segments | Global Markets Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	2,300	2,300
Accumulated impairment losses, at beginning of period	0	0
Goodwill, net at beginning of period	2,300	2,300
Goodwill acquired during the fiscal year	0
Impairment loss		0
Foreign currency translation adjustments and other	0	0
Goodwill, at end of period	2,300	2,300	2,300
Accumulated impairment losses, at end of period	0	0	0
Goodwill, net at end of period	¥ 2,300	¥ 2,300	2,300
Operating Segments | Global Markets Business Group | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Goodwill [Roll Forward]
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank			¥ 0